General and Administrative Expense, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and administrative expenses
Management fee - related party	$ 8,962	$ 8,379	$ 7,726
Professional fees (legal and accounting)	813	648	588
Compensation for Directors and Officers	2,004	1,120	240
Listing fees and expenses	87	75	53
Miscellaneous	1,465	1,138	1,339
Total	$ 13,331	$ 11,360	$ 9,946